Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	257NQM0773	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	2
XXXX	257NQM0773	2 of 3	XXXX	XX/XX/XXXX	Credit	Credit - Other	XXXX	Lender exception (SLV) in file from the correspondent for 2 mortgage lates within the last 12 months on the co-signed second for the subject property. Guidelines state only 1 late is allowed in the last 12 months. (Waived)	Waived				Compensating factors: residual income of $XXXX, low DTI of XXXX%, and XXXX years in same business.	3	2	3	2
XXXX	257NQM0773	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2
XXXX	257NQM0705	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	2	2
XXXX	257NQM0705	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters - Other	XXXX	The loan file contains a lender exception for payment shock over 350% Guidelines state payment shock must not exceed 350%. (Waived)	Waived				Compensating factors: FICO of XXXX, residual income of $XXXX, and reserves of $XXXX.	2	2	2	2
XXXX	257NQM0705	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.1.						1	1	2	2
XXXX	257NQM0774	1 of 3	XXXX	XX/XX/XXXX	Compliance	Federal - HPML APR/Compliant	XXXX	The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.						1	1	1	1
XXXX	257NQM0774	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	257NQM0774	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1
XXXX	257NQM0772	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - CD - Closing Information/Disbursement Date	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXAM) Docs uploaded. Rebuttal 2 (XX/XX/XXXX XXXXPM) DOos uploaded. Rebuttal 3 (XX/XX/XXXX XXXXPM) Docs uploaded.	Response 1 (XX/XX/XXXX XXXXAM) The Loan Fraud Report provided in rebuttal does not address defect. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) The documentation provided is not sufficient to cure the finding. The updated CD provided has the corrected information, however it was issued the same date as the closing date. This creates a new timing issue. Please provide evidence the borrower received this updated CD on the closing date or evidence the CD was issued post-settlement. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	2	1
XXXX	257NQM0772	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - CD/Payee Not Listed	XXXX	The loan contains the following fee, Real Estate Closing fee, where 'compensation to' does not reflect a Payee on the revised CD.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXAM) Docs uploaded. Rebuttal 2 (XX/XX/XXXX XXXXPM) Docs uploaded. Rebuttal 3 (XX/XX/XXXX XXXXPM) Docs uploaded. Rebuttal 4 (XX/XX/XXXX XXXXPM) Docs uploaded.	Response 1 (XX/XX/XXXX XXXXAM) The Loan Fraud Report provided in rebuttal does not address defect. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) The documentation provided is not sufficient to cure the finding. The updated CD provided has the corrected information, however it was issued the same date as the closing date. This creates a new timing issue. Please provide evidence the borrower received this updated CD on the closing date or evidence the CD was issued post-settlement. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	2	1
XXXX	257NQM0772	3 of 4	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	2	1
XXXX	257NQM0772	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	1